RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 8 – RELATED PARTY TRANSACTIONS

Since inception, Propanc Health Group Corporation has conducted transactions with directors and director related entities. These transactions included the following:

As of September 30, 2015 and June 30, 2015, the Company owed certain directors a total of $59,360 and $79,416 respectively, for money loaned to the Company throughout the years. The loan balance owed at September 30, 2015 was not interest bearing (See Note 4).

As of September 30, 2015 and June 30 2015, the Company owed two directors a total of $31,994 and $35,108, respectively, related to expenses paid on behalf of the Company related to corporate startup costs and intellectual property (See Note 3).

NOTE 10 – RELATED PARTY TRANSACTIONS

Since inception, Propanc Health Group Corporation has conducted transactions with directors and director related entities. These transactions included the following:

As of June 30, 2015 and June 30, 2014, the Company owed certain directors a total of $79,416 and $161,975 respectively, for money loaned to the Company throughout the years. The loan balance owed at June 30, 2015 was not interest bearing (See Note 5).

As of June 30, 2015 and June 30 2014, the Company owed two directors a total of $35,108 and $60,350, respectively, related to expenses paid on behalf of the Company related to corporate startup costs and intellectual property (See Note 5).

On February 4, 2015, the Company entered into a Debt Settlement Agreement with some of these directors whereby the Company issued 33,259,350 and 17,654,470 shares of common stock as settlement of approximately $41,000 of the balance due to these directors. The Company valued the common stock at a price of $0.0025 per share based on the last private placement purchase price per share for a total value of $127,284 which resulted in the Company recording a loss of $86,455 as a result of these settlements.